Derivative Liabilities (Details) $ / shares in Units, kr in Millions				1 Months Ended									3 Months Ended					12 Months Ended
	Sep. 13, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 03, 2019 USD ($)	Dec. 22, 2021 USD ($) shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 29, 2020 USD ($) shares	Feb. 23, 2020 USD ($) shares	May 31, 2019 shares	Apr. 30, 2019 $ / shares shares	Nov. 29, 2018 SEK (kr)	Dec. 17, 2014 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 22, 2021 USD ($) shares	Dec. 12, 2021 $ / shares
Derivative Liabilities (Details) [Line Items]
Convertible preferred shares | shares				20,190															20,190
Series A convertible preferred stock				$ 7,000
Derivative liabilities				$ 74,000															$ 74,000
Fair value adjustment													$ 12,566,000	$ 2,087,000	$ 45,000	$ 2,131,000
Stock redemption feature													3,171,000	$ 7,181,000				$ 7,181,000
Investor warrants shares | shares						1,086,759		79,937				570,000
Warrants of series | shares																		176
Granted to investors shares | shares					482,250
Warrants shares | shares														274,386				274,386
Total proceeds																		$ 2,679,000
Convertible debt											kr 200		$ 798,000	$ 785,000				785,000
Bearing interest rate											2.00%
Convertible shares and warrants percentage											50.00%
Committed tranches settled receipt			$ 673,000
Investor cash							$ 1,000,000
Common shares | shares							186,600
Settlement Shares amount							$ 2,500,000
Settlement warrant								$ 625,000
Exercisable common share | $ / shares																				$ 20
Warrants		$ 2,000,000
Exercised warrants	$ 206,000
Warrants exercise price | $ / shares						$ 36									$ 36
TO1 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares | shares									403,324	403,324
Common stock, par value | $ / shares										$ 45
TO2 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares | shares																	1,006,822
Common stock, par value | $ / shares																	$ 34.5
Total proceeds																		6
TO3 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares | shares					2,417,824
Common stock, par value | $ / shares					$ 10
Amount 20 tranches [Member]
Derivative Liabilities (Details) [Line Items]
Funded each over amount | kr											kr 10
Series A Preferred Stock [Member]
Derivative Liabilities (Details) [Line Items]
Preferred shares issued | shares																			200
Fair value adjustment																		154,000
Stock redemption feature														$ 7,181,000				$ 7,181,000